Bank Loan - current portion (Details Textual) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended
	May 30, 2014	Jan. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 24, 2014	Sep. 17, 2014	Feb. 22, 2014	May 28, 2014
Short-term Debt [Line Items]
Long-term Debt, Weighted Average Interest Rate			3.00%	2.30%
Interest Expense, Debt			$ 1,655,000	$ 1,946,000	$ 2,415,000
Long-term Debt			17,598	59,687,000
Description Of Cash Payment In Final Settlement Of Obligations		Pursuant to the term sheet, Credit Suisse agreed to accept a cash payment of approximately $22,000 in full and final settlement of all of the Companys obligations to the Bank and the Bank would forgive the remaining outstanding balance of approximately $15,000.
Long-term Debt, Current Maturities, Total				59,687,000
Repayments of Long-term Debt	22,636,000
M V Free Impala [Member]
Short-term Debt [Line Items]
Sales Revenue, Goods, Gross						3,600,000
M V Free Neptune [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuer			National Bank of Greece
Credit Suisse Facility [Member]
Short-term Debt [Line Items]
Long-term Debt			0	36,450,000
Cancel All Remaining Debt Upon Receipt Of Such Payment		15,000,000
Agreed To Pay To Credit Suisse From Offering Proceeds									22,636,000
Long-term Debt, Current Maturities, Total									37,636,000
Repayments of Long-term Debt	22,636,000
Repayments of Debt			21,450,000
NBG [Member]
Short-term Debt [Line Items]
Long-term Debt			17,598,000	23,237,000
Debt Instrument, Interest Rate, Effective Percentage			4.00%
Description Of Cash Payment In Final Settlement Of Obligations								Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Companys obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.
Repayment Installments And Accrued Interest			8,896,000
Sales Revenue, Goods, Gross						3,600,000
Repayments of Debt			$ 5,639,000			$ 3,300,000	$ 2,700,000
First Business Bank [Member] | Criteria One [Member]
Short-term Debt [Line Items]
Debt Instrument, Restrictive Covenants			Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000
First Business Bank [Member] | Criteria Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Restrictive Covenants			Leverage ratio: the corporate guarantors leverage ratio shall not at any time exceed 55%
First Business Bank [Member] | Criteria Three [Member]
Short-term Debt [Line Items]
Debt Instrument, Restrictive Covenants			Ratio of EBITDA to net interest expense shall not be less than 3
First Business Bank [Member] | Criteria Four [Member]
Short-term Debt [Line Items]
Debt Instrument, Restrictive Covenants			Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter